Consolidated Balance Sheets	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 412,659	$ 510,128	$ 8,556,642
Restricted cash	85,676	109,772	44,211
Accounts receivable, including related parties, net	250,561	562,581	45,923
Other receivables and prepaid expenses, including related party	143,324	42,631	143,281
Advances to suppliers	144,613	168,523	162,969
Inventory, net	643,623	499,252	233,454
Due from related parties		83,102	19,055
Total current assets	2,065,044	1,975,989	9,205,535
Property and equipment, net	1,658,885	1,971,793	290,148
Intangible asset, net	2,840	1,269	1,940
Deferred tax asset	13,278	15,556	18,795
Security deposit	82,237	86,992	94,153
Operating lease right-of-use assets	457,793	999,285	2,049,775
Goodwill, net
Total assets	4,280,077	5,050,884	11,660,346
Current liabilities
Accounts payable		398,469	406,163
Accounts payable-related party		165,958
Unearned revenue	466,804	139,502	171,408
Taxes payable	110,246	104,100	232,637
Accrued liabilities and other payables	2,136,132	2,356,490	752,400
Government grant	898,424	950,371
Loan from third parties	82,237	86,992	94,153
Operating lease liabilities	439,959	883,583	848,230
Due to related parties	333,919	236,882	1,947,154
Total current liabilities	5,067,094	5,322,347	4,452,145
Operating lease liabilities - non-current	158,069	194,725	1,138,710
Total liabilities	5,225,163	5,517,072	5,590,855
Stockholders’ equity (deficit)
Undesignated preferred stock, $0.001 par value, 20,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.00001 per share, 500,000,000 shares authorized; 24,999,842 shares issued and outstanding as of September 30, 2023 and December 31, 2022 and 2021	250	250	250
Additional paid in capital	14,882,538	14,458,583	14,087,043
Statutory reserve	151,988	151,988	151,988
Accumulated deficit	(16,195,184)	(15,249,858)	(8,880,613)
Accumulated other comprehensive income	215,322	172,849	710,823
Total stockholders’ deficit	(945,086)	(466,188)	6,069,491
Total liabilities and stockholders’ deficit	4,280,077	5,050,884	11,660,346
Related Party [Member]
Current assets
Due from related parties	384,588	83,102
Current liabilities
Accounts payable		165,958
Due to related parties	333,919	236,882
Nonrelated Party [Member]
Current liabilities
Accounts payable	$ 599,373	$ 398,469